BORROWINGS	12 Months Ended
Dec. 31, 2018
BORROWINGS
BORROWINGS

13.    BORROWINGS

(a)    Short-term borrowings

Short-term borrowings consisted of the following:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Bank loan	9,960	—	—
Other borrowing	—	13,850	2,014

Total	9,960	13,850	2,014

On November 14, 2017, the Group entered into a short-term loan agreement with Bank A in PRC for credit loan of RMB9,960,000, with an interest rate of 7.395% per annum and a maturity term of twelve months. The loan was fully repaid in 2018.

On October 11 and December 29, 2018, the Group entered into short-term loan agreements with Third-party A in PRC for credit loan of RMB11,850,000 (US$1,723,000) and RMB500,000 (US$73,000) with an interest rate of 12% per annum and a maturity term of four months and fifteen days, respectively. Mr. Wang Song, the Co-Founder and ex-director of the Company, provided general guarantee for this short-term borrowing.

On December 29, 2018, the Group entered into short-term loan agreement with Third-party B in PRC for credit loan of RMB1,500,000  (US$218,000) with an interest rate of 12% per annum and a maturity term of one month.

All the short-term borrowings as of December 31, 2018 were fully repaid on due date subsequently.

(b)    Long-term borrowings

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Long-term bank loan	209,598	372,926	54,239
Long-term other borrowing	34,622	—	—

Less: current portion	(32,642)	(58,355)	(8,487)

Total	211,578	314,571	45,752

On October 30, 2017, the Group obtained a three-year credit facility of RMB240,000,000 from Bank B in PRC, at 8.00004% per annum. The credit facility includes RMB150,000,000 for working capital and RMB90,000,000 for capital expenditure. The credit facility is secured by Xin Run’s assets, while Mr. Wang Song and Ms. Kou Xiaohong, the Founders and ex- directors of the Company, takes joint-and-several liability for the repayment of the loan. The Company paid RMB2,400,000 to a third-party agent in December 2017 as borrowing cost to obtained the facility. On November 7, 2017, the first RMB150,000,000 was drawn down and used as working capital. On December 13, 2017, the second RMB23,000,000 was drawn down and used for capital expenditure. On January 30, 2018, the third RMB27,000,000  (US$3,927,000) was drawn down and used for capital expenditure. The borrowing cost paid for the facility was allocated to the draw down and the remaining facility on a pro rata basis. Borrowing costs allocated to the actual draw down were presented as deductions of the loan carrying value. The borrowing costs are recognized over the lives of the term loans as interest expense, using the effective interest rate method.

On December 21, 2017, the Group obtained a five-year credit facility of RMB220,000,000 from Bank C in PRC with a floating rate of 30% above PBOC benchmark interest rate. The credit facility is for working capital and is secured by Xin Run’s assets, while Mr. Wang Song and Ms. Kou Xiaohong, the Founders and ex-directors of the Company, take joint-and-several liability for the repayment of the loan. The Group paid RMB6,775,000 as borrowing cost to obtained the facility. On December 21, 2017, the first RMB40,000,000 was drawn down and used as working capital. On January 15, 2018, the second RMB50,000,000  (US$7,272,000) was drawn down and used as working capital. On May 14, 2018, the third RMB20,000,000 (US$2,909,000) was drawn down and used as working capital. On June 15, 2018, the fourth RMB90,000,000 (US$13,090,000) was drawn down and used as working capital. The borrowing cost paid for the facility was allocated to the draw down and the remaining facility on a pro rata basis. Borrowing cost allocated to the actual draw down was presented as deduction of the loan carrying value. The borrowing cost is recognized over the life of the term loan as interest expense using the effective interest rate method.

The above loan from Bank B and C are secured by Xin Run's building and corresponding land use right in the net carrying value of RMB RMB449,254,000 as of December 31, 2017 and RMB 567,384,000 as of December 31, 2018. (see Note 7,9 and 11)

On September 7, 2017, the Company obtained a three-year borrowing of RMB38,784,000 from financial institution A in the PRC, at 4.900% per annum. The borrowing is secured by Xin Run’s assets. The Company paid RMB1,000,000 as borrowing cost recognized over the borrowing term as interest expense using the effective interest rate method. The loan was fully repaid in 2018.

Future installment payment schedule according to the borrowing agreements are as follows:

	December 31, 2018
	RMB’000	US$’000

2019	80,000	11,636
2020	200,000	29,089
2021	80,000	11,636
2022	20,000	2,909
Total	380,000	55,270

As the Group failed to repay the loan installment according to the payment schedule, and assets pledged were sealed up, both Bank B and C required the Group to repay the remaining loan (Note 27) on October 28 and October 30, 2019, respectively. The Group was still in the progress negotiating with Bank B and C for new payment schedule.